22. Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

22.1.     Capital stock

As of December 31, 2017, the Company’s capital stock was R$3,082,802 and represented by 3,129,582,142 shares, comprised by 2,863,682,710 common shares and 265,899,432 preferred shares. The Fundo de Investimento em Participações Volluto (“Fundo Volluto”) is the Company’s controlling shareholder, which is equally controlled by Constantino de Oliveira Junior, Henrique Constantino, Joaquim Constantino Neto and Ricardo Constantino.

The Company’s shares are held as follows:

	12/31/2017			12/31/2016
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	49.25%	61.19%	100.00%	33.88%	61.28%
Delta Air Lines, Inc.	-	12.38%	9.47%	-	16.19%	9.48%
Airfrance - KLM	-	1.60%	1.22%	-	2.09%	1.22%
Treasury shares	-	0.10%	0.08%	-	0.44%	0.26%
Other	-	0.93%	0.71%	-	1.11%	0.65%
Free float	-	35.74%	27.33%	-	46.29%	27.11%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

The authorized capital stock as of December 31, 2017 was R$4.0 billion. Within the authorized limit, the Company can, once approved by the Board of Directors, increase its capital regardless of any amendment to its by-laws, by issuing shares, without necessarily maintaining the proportion between the different types of shares. Under the law terms, in case of capital increase within the authorized limit, the Board of Directors will define the issuance conditions, including pricing and payment terms.

On December 22, 2017, Fundo Volluto, the Company’s controlling shareholder, converted 2,171,354,430 common shares into preferred shares of the Company and now holds 130,953,776 preferred shares (accounting for 49.22% of the Company’s total preferred shares as of December 31, 2017). This conversion of common shares into preferred shares does not change the interest held by Fundo Volluto and other shareholders in the Company’s capital stock.

During the year ended December 31, 2017, the Company approved capital increases from the subscription of preferred shares as a result of the exercise of stock options, in the amounts of: (i) R$1,177 as of August 8, 2017, related to the exercise of 244,185 stock options; (ii) R$1,492 as of October 17, 2017, related to the exercise of 230,581 stock options; and (iii) R$23 as of December 13, 2017, related to the exercise of 2,000 stock options.

22.2.    Dividends

The Company’s By-laws provide for a mandatory minimum dividend to be paid to common and preferred shareholders, at least 25% of annual adjusted net income after compensation of accumulated losses and allocation to reserves in accordance with the Brazilian Corporate Law.

22.3.     Treasury shares

During the year ended December 31, 2017, the Company transferred 615,181 restricted shares to its beneficiaries (632,976 restricted shares in the year ended December 31, 2016).

As of December 31, 2017, the Company had 278,612 treasury shares, totaling R$4,168, with a market value of R$4,068 (893,793 treasury shares, totaling R$13,371, with a market value of R$4,129 as of December 31, 2016).